Related party disclosures (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Doktor Tarsa Tarim Sanayi AS [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 1,053	$ 14,767	$ 16,726
Ajay Europe S.A.R.L [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 23,162	21,348	19,470
Ajay Europe S,A.R.L. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	France
Transaction	Dividends
Dividend income	$ 1,197	1,055	811
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 20,259	16,932	16,810
Ajay North America LLC. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	United States of America
Transaction	Dividends
Dividend income	$ 1,967	2,796	2,807
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Arab Emirates
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	3,749	5,811
Abu Dhabi Fertilizer Industries WWL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Arab Emirates
Transaction	Dividends
Dividend income	$ 0	0	6,632
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Thailand
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	0	4,960
Charlee SQM Thailand Co. Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Thailand
Transaction	Dividends
Dividend income	$ 0	0	362
SQM Vitas Brasil Agroindustria [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Brazil
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 41,341	46,876	44,827
SQM Vitas Peru S.A.C. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Peru
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 17,723	24,138	17,204
SQM Vitas Fzco. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Arab Emirates
Transaction	Dividends
Dividend income	$ 0	10,598	0
Coromandel SQM India [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	India
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 1,510	3,955	7,696
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	1,929	0
Terra Tarsa Ukraine LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Ukraine
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 737	1,280	1,674
Plantacote N.V [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Belgium
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	4,096	4,554
Pavoni & C, SPA [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	Italy
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 1,125	3,152	201
Arpa Speciali SRL [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Italy
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	2,359	207
SQM Star Qingdao Corp Nutrition Co., Ltd. [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Joint venture
Country of origin	China
Transaction	Dividends
Dividend income	$ 2,223	0
Terra Tarsa Don LLC [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Other related parties
Country of origin	Russian Federation
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	40	187
SQM Eastmed Turkey [Member]
Related party disclosures [Line Items]
Tax ID	Foreign
Nature	Associate
Country of origin	Turkey
Transaction	Sale of products
Revenue from sale of goods, related party transactions	$ 0	$ 47	$ 30